Offerings	Sep. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650%Senior Notesdue 2029
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99912
Maximum Aggregate Offering Price	$ 549,516,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 81,108.56
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-281182)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150%Senior Notesdue 2034
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99768
Maximum Aggregate Offering Price	$ 548,724,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 80,991.66
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-281182)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750%Senior Notesdue 2054
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99476
Maximum Aggregate Offering Price	$ 547,118,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 80,754.62
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form
S-3
(File
No. 333-281182)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.